UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01976
Sequoia Fund, Inc.

(Exact name of registrant as specified in charter)
45 Rockefeller Plaza, 34th Floor, New York, New York 10111

(Address of principal executive offices) (Zip code)
John B. Harris
Ruane Cunniff L.P.
45 Rockefeller Plaza, 34th Floor
New York, NY 10111

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 686-6884
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1. Report to Shareholders.
(a) Report to Shareholders.

Sequoia Fund, Inc.
SEQUX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about Sequoia Fund, Inc. (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sequoiafund.com/resources. You can also request this information by contacting us at 1-800-686-6884.
Fund Expenses
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sequoia Fund, Inc.	$49	1.00%*
*Annualized
Key Fund Statistics
Net assets	$3,612,231,837
Total number of portfolio holdings	22
Portfolio turnover rate as of the end of the reporting period	7%
Fund Holdings (as of June 30, 2026)
The following table and graph show the investment makeup of the Fund as of June 30, 2026. Figures are expressed as percentages of the Fund’s net assets.
Top Ten Holdings
Rolls-Royce Holdings PLC	13.0%
Alphabet, Inc.	9.2%
Liberty Media Corp.-Liberty Formula One	7.3%
Universal Music Group NV	6.7%
Eurofins Scientific SE	6.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.4%
Capital One Financial Corp.	4.6%
Constellation Software, Inc.	4.3%
The Charles Schwab Corp.	4.3%
ICON PLC	4.2%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, portfolio holdings and proxy voting information, at www.sequoiafund.com/resources. You can also request this information by contacting us at 1-800-686-6884.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-686-6884 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.sequoiafund.com/resources.
Sequoia Fund, Inc.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The semi-annual Financial Statements are attached herewith.

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

SEMI-ANNUAL
FINANCIAL STATEMENTS
AND OTHER INFORMATION
N-CSR Items 7-11
June 30, 2026

Sequoia Fund
June 30, 2026

Page

Sequoia Fund
June 30, 2026
Schedule of Investments (Unaudited)
June 30, 2026
(Percentages are of the Fund's Net Assets)
Common Stocks (98.4%)
Shares		Value (Note 1)
	Aerospace & Defense (13.0%)
23,376,735	Rolls-Royce Holdings PLC (United Kingdom)	$447,942,581
1,148,165	Rolls-Royce Holdings PLC - SP ADR (United Kingdom)	22,102,176
		470,044,757
	Application Software (8.5%)
82,980	Constellation Software, Inc. (Canada)	156,218,297
528,328	SAP SE (Germany)	80,891,455
453,880	SAP SE - SP ADR (Germany)	69,947,447
		307,057,199
	Consumer Finance (4.6%)
826,743	Capital One Financial Corp.	165,861,181
	Financial Exchanges & Data (3.5%)
1,015,750	Intercontinental Exchange, Inc.	125,048,982
	Health Care Supplies (2.1%)
454,963	Align Technology, Inc.(a)	76,734,059
	Interactive Media & Services (9.2%)
931,141	Alphabet, Inc. - Class A	332,761,859
	Investment Banking & Brokerage (4.3%)
1,671,788	The Charles Schwab Corp.	154,255,879
	IT Consulting & Other Services (1.2%)
352,334	Accenture PLC - Class A (Ireland)	43,844,443
	Life Sciences Tools & Services (13.3%)
1,385,711	Bio-Techne Corp.	97,900,482
2,921,395	Eurofins Scientific SE (Luxembourg)	228,852,315
876,017	ICON PLC (Ireland)(a)	152,172,913
		478,925,710
	Managed Health Care (7.3%)
387,144	Elevance Health, Inc.	149,720,199
277,001	UnitedHealth Group, Inc.	115,129,926
		264,850,125
	Movies & Entertainment (14.0%)
42,201	Liberty Media Corp.-Liberty Formula One - Class A(a)	3,694,275
2,739,436	Liberty Media Corp.-Liberty Formula One - Class C(a)	260,629,941
11,508,680	Universal Music Group NV (Netherlands)	241,036,160
		505,360,376
	Multi-Sector Holdings (1.1%)
78,269	Berkshire Hathaway, Inc. - Class B(a)	39,165,025
	Office Services & Supplies (3.2%)
672,227	MSA Safety, Inc.	117,357,390
	Pharmaceuticals (1.8%)
913,045	Zoetis, Inc.	65,611,414
	Semiconductors (5.4%)
405,979	Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR (Taiwan)	193,883,391
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2026
Schedule of Investments (Unaudited) (Continued)
June 30, 2026
Shares		Value (Note 1)
	Trading Companies & Distributors (3.4%)
1,637,186	Sunbelt Rentals Holdings, Inc.	$122,477,885
	Miscellaneous Securities (2.5%)(b)	90,651,297
	Total Common Stocks (Cost $1,877,403,616)	3,553,890,972
Units
	Warrants (0.0%)
99,240	Constellation Software, Inc., expiring 03/31/40 (Canada)(a)	0
	(cost $0)
	Total Investments (98.4%) (Cost $1,877,403,616)(c)	3,553,890,972
	Other Assets Less Liabilities (1.6%)	58,340,865
	Net Assets (100.0%)	$3,612,231,837

(a)	Non-income producing security.
(b)	”Miscellaneous Securities“ include holdings that are not restricted, have been held for not more than one year prior to June 30, 2026, and have not previously been publicly disclosed.
(c)	The cost for federal income tax purposes is $1,927,824,760. The difference between book cost and tax cost is attributable to financial and tax accounting differences on a corporate spin-off.
Abbreviation:
SP ADR	Sponsored American Depository Receipt
Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:
Level 1 −	unadjusted quoted prices in active markets for identical securities.
Level 2 −	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 −	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. For the six months ended June 30, 2026, there were no transfers in or out of Level 3 and there were no Level 3 securities held by the Fund.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Common Stocks	$3,553,890,972	$—	$—	$3,553,890,972
Warrants	—	0	—	0
Total Investments	$3,553,890,972	$0	$—	$3,553,890,972
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited)
June 30, 2026
Assets
Investments in securities, at value (cost $1,877,403,616)(Note 1)	$3,553,890,972
Cash on deposit	60,472,539
Receivable for capital stock sold	2,514,639
Dividends receivable	1,148,049
Other assets	133,785
Total assets	3,618,159,984
Liabilities
Payable for capital stock repurchased	2,920,685
Accrued investment advisory fee	2,370,238
Accrued professional fees	182,951
Accrued transfer agent fees	322,551
Accrued other expenses	131,722
Total liabilities	5,928,147
Net Assets	$3,612,231,837
Net Assets Consist of
Capital (par value and paid in surplus) $.10 par value capital stock, 100,000,000 shares authorized, 17,926,658 shares outstanding	$1,970,167,642
Total distributable earnings (loss)	1,642,064,195
Net Assets	$3,612,231,837

Net asset value per share	$201.50
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2026
Statement of Operations (Unaudited)
Six Months Ended June 30, 2026
Investment Income
Income
Dividends, net of $1,457,453 foreign tax withheld	$19,953,334
Total investment income	19,953,334
Expenses
Investment advisory fee(Note 2)	17,917,577
Professional fees	577,712
Transfer agent fees	501,450
Independent Directors fees and expenses	500,000
Custodian fees	61,685
Other	898,467
Total expenses	20,456,891
Less expenses reimbursed by Investment Adviser(Note 2)	2,464,932
Net expenses	17,991,959
Net investment income	1,961,375
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations
Realized gain (loss) on
Investments(Note 3)	217,230,918
Class actions	517,347
Foreign currency transactions	(156,550)
Net realized gain on investments and foreign currency transactions	217,591,715
Net change in unrealized appreciation/(depreciation) on
Investments	(250,282,709)
Foreign currency translations	(19,759)
Net decrease in unrealized appreciation/(depreciation) on investments and foreign currency translations	(250,302,468)
Net realized and unrealized losses on investments, foreign currency transactions and translations	(32,710,753)
Net decrease in net assets from operations	$(30,749,378)
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2026
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Increase (Decrease) in Net Assets
From operations
Net investment income (loss)	$1,961,375	$(4,687,598)
Net realized gain on investments and foreign currency transactions	217,591,715	484,915,600
Net increase (decrease) in unrealized appreciation/(depreciation) on investments and foreign currency translations	(250,302,468)	237,642,477
Net increase (decrease) in net assets from operations	(30,749,378)	717,870,479
Distributions to shareholders from:
Total distributable earnings	(3,385,937)	(352,975,739)
Capital share transactions
Shares sold	254,619,475	386,293,410
Shares issued to shareholders on reinvestment of net income and net realized gain distributions	2,812,067	290,806,673
Shares repurchased	(399,902,377)	(618,158,884)
Net increase (decrease) from capital shares transactions	(142,470,835)	58,941,199
Total increase (decrease) in net assets	(176,606,150)	423,835,939
Net Assets
Beginning of period	3,788,837,987	3,365,002,048
End of period	$3,612,231,837	$3,788,837,987

Share transactions
Shares sold	1,269,963	1,875,117
Shares issued to shareholders on reinvestment of net income and net realized gain distributions	14,054	1,495,620
Shares repurchased	(2,021,586)	(3,043,392)
Net increase (decrease) from capital share transactions	(737,569)	327,345
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2026
Financial Highlights
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$203.00	$183.51	$159.43	$124.72	$184.99	$169.62
Income from investment operations
Net investment income (loss)	0.11	(0.25)	(0.43)	(0.18)	(0.66)	(0.13)
Net realized and unrealized gains (losses) on investments	(1.42)	39.46	33.62	34.89	(55.76)	42.92
Net increase (decrease) in net asset value from operations	(1.31)	39.21	33.19	34.71	(56.42)	42.79
Less distributions from
Net investment income	(0.04)(a)	(0.02)(a)	(0.66)(a)	—	(0.02)(a)	(4.93)(a)
Net realized gains	(0.15)	(19.70)	(8.45)	—	(3.83)	(22.49)
Total distributions	(0.19)	(19.72)	(9.11)	—	(3.85)	(27.42)
Net asset value, end of period	$201.50	$203.00	$183.51	$159.43	$124.72	$184.99

Total Return	(0.64)%(b), (c)	22.13%(b)	20.79%(b)	27.83%(b)	(30.52)%(b)	25.48%

Ratios/Supplementary data
Net assets, end of period (in millions)	$3,612	$3,789	$3,365	$3,242	$2,987	$4,899
Ratio of expenses to average net assets
Before expenses reimbursed by Investment Adviser	1.14%(d)	1.11%	1.11%	1.11%	1.09%	1.07%
After expenses reimbursed by Investment Adviser	1.00%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	0.11%(d)	(0.13)%	(0.22)%	(0.12)%	(0.43)%	(0.27)%
Portfolio turnover rate	7%(c)	10%	7%	9%	16%	23%

(a)	The difference of net investment income/(loss) for financial and tax reporting is attributable to financial and tax accounting differences on corporate spin–offs. As a result, the Fund was required to make a distribution from net investment income for tax purposes.
(b)	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended June 30, 2026 and years ended December 31, 2025, 2024, 2023 and 2022 by 0.01%, 0.17%, 0.02%, 0.62% and 0.08%, respectively.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2026
Notes to Financial Statements (Unaudited)
Note 1—  Significant Accounting Policies
Sequoia Fund, Inc. (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles (”GAAP“). The Fund follows such policies in the preparation of its financial statements.
A.	Valuation of investments: Investments for which market quotations are readily available are valued at market value, and other investments are valued at “fair value” as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Ruane Cunniff L.P. (the “Investment Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.
Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (”NASDAQ“) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.
Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.
U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost, provided that the amortized cost value is approximately the same as the fair value as determined without the use of amortized cost valuation. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Fixed-income securities, other than U.S. Treasury Bills, are valued at prices supplied by an independent pricing service.
When reliable market quotations are insufficient or not readily available at the time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued at fair value as determined in good faith by the Investment Adviser, in accordance with procedures approved by the Board.
B.	Foreign currency translations: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of foreign securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses on foreign currency transactions arise from the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions and translations arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.	Investment transactions and investment income: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts on fixed income securities are amortized over the life of the respective security. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

Sequoia Fund
June 30, 2026
Notes to Financial Statements (Unaudited) (Continued)
D.	Federal income taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and it intends to distribute all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.
E.	Use of estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F.	Dividends and distributions: Dividends and distributions are recorded by the Fund on the ex-dividend date.
G.	Operating Segment Reporting: The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard only impacts financial statement disclosures and does not affect the Funds’ financial positions or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The members of the Investment Committee of the Investment Adviser collectively act as the CODM of the Fund. The Fund is considered to be a single reporting segment. The objective and strategy of the Fund is used by the CODM to make investment decisions, and the results of the operations is the information used for the day-to-day management of the Fund. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
Note 2— Investment Advisory Contract and Payments to Affiliates
The Investment Adviser provides the Fund with investment advice and administrative services pursuant to an investment advisory contract (the “Advisory Contract”) with the Fund.
Under the terms of the Advisory Contract, the Investment Adviser receives an investment advisory fee equal to 1.00% per annum of the Fund’s average daily net asset value. Under the Advisory Contract, the Investment Adviser is contractually obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the investment advisory fee) in any year exceed the sum of 1½% of the average daily net asset value of the Fund for such year up to a maximum of $30,000,000 of net assets, plus 1.00% of the average daily net asset value in excess of $30,000,000. The expenses incurred by the Fund exceeded the limitation for the six months ended June 30, 2026 and the Investment Adviser reimbursed the Fund $2,066,868. Such reimbursement is not subject to recoupment by the Investment Adviser.
The Fund has contractually agreed to pay an asset-based fee to certain financial intermediaries for providing recordkeeping and other administrative services for sub-accounts maintained by the intermediaries. The Investment Adviser has contractually agreed to pay such fees on behalf of the Fund as long as the Advisory Contract remains in effect. Total fees paid by the Investment Adviser to the intermediaries on behalf of the Fund for the six months ended June 30, 2026 were approximately $398,064, which is included in expenses reimbursed by the Investment Adviser in the Statement of Operations.
For the six months ended June 30, 2026, advisory fees of $17,917,577 were earned by the Investment Adviser. Certain officers of the Fund are also officers of the Investment Adviser. There were no other amounts accrued or paid to interested persons, including officers and directors.
Note 3— Investment Transactions
The aggregate cost of purchases and the proceeds from the sales of securities, excluding short-term securities, for the six months ended June 30, 2026 were $403,242,548 and $490,248,075, respectively. Proceeds of sales includes the value of securities distributed in-kind in payment of redemptions.

Sequoia Fund
June 30, 2026
Notes to Financial Statements (Unaudited) (Continued)
Note 4— Federal Income Tax Information
Distributions to shareholders are determined in accordance with federal income tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts. During the six months ended June 30, 2026, permanent differences due primarily to realized gains on redemptions in-kind not recognized for tax purposes, resulted in a net decrease in total distributable earnings (loss) of $197,745,239 with a corresponding increase in paid in capital of $197,745,239. These reclassifications had no effect on net assets.
At June 30, 2026 the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were $1,927,824,760, $1,782,594,173 and $156,527,961, respectively. The net unrealized appreciation on foreign currencies was $25,219.
The tax character of distributions paid for the six months ended June 30, 2026 and the year ended December 31, 2025 was as follows:
	2026	2025
Distributions paid from
Ordinary income	$684,391	$371,061
Long-term capital gains	2,701,546	352,604,678
	$3,385,937	$352,975,739
Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of June 30, 2026 and December 31, 2025 the components of distributable earnings on a tax basis were as follows:
	2026	2025
Undistributed ordinary income	$1,800,713	$680,280
Undistributed long-term gains	14,172,050	2,649,744
Unrealized appreciation	1,626,091,432	1,870,614,725
	$1,642,064,195	$1,873,944,749
The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the positions are ‘‘more likely than not’’ to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open years (tax years ended December 31, 2022 through December 31, 2025) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.
Note 5— Interim Financial Statement
The interim financial statements have not been examined by the Fund’s independent registered public accounting firm and accordingly it does not express an opinion thereon.
Note 6—  Indemnification
The Fund’s officers, directors and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss pursuant to these arrangements to be remote.

Sequoia Fund
June 30, 2026
Notes to Financial Statements (Unaudited) (Continued)
Note 7— In-Kind Transactions
As disclosed in its prospectus, the Fund has a policy pursuant to which the Fund may limit cash payments in connection with redemption requests above certain dollar amounts. As a result, the Fund may satisfy such redemption requests in-kind by delivering portfolio securities.
During 2025, the Fund commenced participation in the ReFlow Fund, LLC (“ReFlow”) liquidity program and other similar programs. ReFlow operates a liquidity program through which it makes a source of capital available to participating funds (like the Fund) to allow participating funds to satisfy some or all of their daily net redemptions. This program is designed to provide an alternative liquidity source to funds on days where redemptions of fund shares exceed purchases. Pursuant to the program, ReFlow stands ready to purchase Fund shares up to the value of net redemptions on a given day, which provides a source of cash to the Fund to satisfy net shareholder redemptions by other shareholders.
Following purchases of the Fund’s shares, ReFlow periodically redeems its entire share position in the Fund and requests that such redemption be met in-kind in accordance with the Fund’s redemption in-kind policies. ReFlow generally redeems its shares when the Fund experiences net sales, when a maximum holding period is reached (currently 8 days), when ReFlow reaches a maximum position in the Fund or at other times at ReFlow’s discretion. While ReFlow holds the Fund’s shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, the Investment Adviser, on behalf of the Fund, pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate (which is subject to change) is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate. ReFlow fees that were incurred by the Fund during six month period ended June 30, 2026 were $156,890 and are recorded in other expenses within the Statement of Operations.
ReFlow’s purchases of the Fund’s shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.
The Fund expects to satisfy redemption requests in-kind in connection with its participation in other liquidity programs and pay a fee to certain third parties arising from distributing non-U.S. portfolio securities to such parties. The Investment Adviser reimbursed the Fund for a portion of those fees in the amount of $235,137. Investments in the Fund by ReFlow and other approved third parties are not subject to the Fund’s investment minimums, or the limitations noted in the “Frequent Purchases and Redemptions of Shares” section within the Fund’s prospectus. The Board has approved the Fund’s use of ReFlow and other liquidity programs.
During the six months ended June 30, 2026, the Fund had the following in-kind redemption transactions:
Redemptions In-Kind Value of Securities	$235,585,321
Cash	9,008,667
Total Amount	$244,593,988
Realized Gains	$197,745,239
The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

Sequoia Fund
June 30, 2026
Notes to Financial Statements (Unaudited) (Continued)
Note 8— Subsequent Events
At a special meeting of stockholders of Sequoia Fund, Inc. held on July 27, 2026, the stockholders approved the reorganization of Sequoia Fund into a newly-established exchange-traded fund, Sequoia ETF, which is a series of the Northern Lights Fund Trust II. The Reorganization is expected to close after the close of trading on or about October 16, 2026.
Management, on behalf of the Fund, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no subsequent events require disclosure and/or adjustment to the financial statements.

Sequoia Fund
June 30, 2026
Other Information (Unaudited)
Changes in and Disagreements with Accountants
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Disclosed as part of the Fund’s financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

Sequoia Fund
June 30, 2026
Sequoia Fund, Inc.
45 Rockefeller Plaza, 34th Floor
New York, New York 10111
1-800-686-6884
Website: www.sequoiafund.com
Interested Directors
John B. Harris
Jennifer Rusk Talia
Independent Directors
Melissa Crandall, Chairperson of the Board
Peter Atkins
Edward Lazarus
Roger Lowenstein
Katharine Weymouth
Officers
John B. Harris	—	President & CEO
Jennifer Rusk Talia	—	Executive Vice President
Patrick Dennis	—	Treasurer
Yau Dun Lee	—	Chief Compliance Officer & Secretary
Michael Valenti	—	Assistant Secretary
Investment Adviser
Ruane Cunniff L.P.
45 Rockefeller Plaza, 34th Floor
New York, New York 10111
Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Custodian
The Bank of New York Mellon
MF Custody Administration Department
240 Greenwich Street,
New York, New York 10286
Registrar and Transfer Agent
SS&C GIDS, Inc.
P.O. Box 219477
Kansas City, Missouri 64121
Accounting Agent
The Bank of New York Mellon
118 Flanders Road
Westborough, Massachusetts 01581
Legal Counsel
Seward & Kissel LLP
901 K Street, NW
Washington, DC 20001

45 Rockefeller Plaza, 34th Floor
New York, NY 10111
(212) 832-5280
info@ruanecunniff.com
For additional information about Ruane Cunniff L.P. and Sequoia Fund, please visit www.ruanecunniff.com and www.sequoiafund.com.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Sequoia Fund, Inc.

By (Signature and Title)	/s/ John B. Harris
John B. Harris, President and CEO (principal executive officer)

Date  August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John B. Harris
John B. Harris, President and CEO (principal executive officer)

Date  August 25, 2026

By (Signature and Title)	/s/ Patrick Dennis
Patrick Dennis, Treasurer (principal financial officer)

Date  August 25, 2026